UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

--------------------------------------------------------------------------------
1.         Name and address of issuer:

           Heritage Cash Trust
           880 Carillon Parkway
           St. Petersburg, Fl  337l6

--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

--------------------------------------------------------------------------------
3.         Investment Company Act File Number:   811-4337

           Securities Act File Number:   2-98635

--------------------------------------------------------------------------------
4(a).      Last day of fiscal year for which this Form is filed:

                 August 31, 1999

--------------------------------------------------------------------------------
4(b).      [  ] Check box if this Form is  being  filed  late  (I.E.,  more than
                90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2).


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION
      FEE DUE.

--------------------------------------------------------------------------------
4(c).      [  ] Check box  if this  is the last  time the  issuer will be filing this Form.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5.         Calculation of registration fee:

--------------------------------------------------------------------------------
           (i)   Aggregate sale price of securities sold during
                 the fiscal year pursuant to section 24(f):      $15,143,562,798
                                                                  --------------

--------------------------------------------------------------------------------
           (ii)  Aggregate price of securities
                 redeemed or repurchased
                 during the fiscal year:        $14,466,968,368
                                                 --------------

--------------------------------------------------------------------------------
           (iii) Aggregate price of securities
                 redeemed or repurchased during
                 any prior fiscal year ending no
                 earlier than October 11, 1995
                 that were not previously used
                 to reduce registration fees
                 payable to the Commission:     $0
                                                 -

--------------------------------------------------------------------------------
           (iv)  Total available redemption credits
                 [add Items 5(ii) and 5(iii):                    $14,466,968,368
                                                                  --------------

--------------------------------------------------------------------------------
           (v)   Net sales - if Item 5(i) is greater
                 than Item 5(iv) [subtract Item 5(iv)
                 from Item 5(i)]:                                   $676,594,430
                                                                     -----------

--------------------------------------------------------------------------------
           (vi)  Redemption credits available for use
                 in future years - if Item 5(i) is less
                 than Item 5(iv) [subtract Item 5(iv)
                 from Item 5(i)]:                           $(0)
                                                              -

--------------------------------------------------------------------------------
           (vii) Multiplier for determining
                 registration fee (See Instruction C.9):               x .000264
                                                                          ------

--------------------------------------------------------------------------------
          (viii) Registration fee due [multiply Item
                 5(v) by Item 5(vii)] (enter "0" if no
                 fee is due):                                       =$178,620.93
                                                                      ----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6.        Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that
                         ---
          were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
          0.
          -
--------------------------------------------------------------------------------
7.        Interest due - if this Form is being filed
          more than 90 days after the end of the
          issuer's fiscal year (see Instruction D):                   +$   0
                                                                        --------

--------------------------------------------------------------------------------
8.        Total of the amount of the registration
          fee due plus any interest due plus any
          interest due [line 5(viii) plus line 7]:                   $178,620.93
                                                                      ----------

--------------------------------------------------------------------------------
9.        Date the registration fee and any
          interest payment was sent to the
          Commission's lockbox depository:

                11/29/1999

          Method of Delivery:

          [X]      Wire Transfer

          [ ]      Mail or other means
--------------------------------------------------------------------------------


                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Stephen G. Hill
                              ----------------------
                              Stephen G. Hill
                              President
                              Heritage Cash Trust


Date:  November 29, 1999


 *Please print the name and title of the signing officer below the signature.